Note 5 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, plant, and equipment, gross	$ 2,449	$ 2,419
Less: accumulated depreciation	(821)	(551)
Property and equipment, net	1,628	1,868
Office Equipment [Member]
Property, plant, and equipment, gross	495	549
Laboratory Equipment [Member]
Property, plant, and equipment, gross	1,585	1,499
Automobiles [Member]
Property, plant, and equipment, gross	97	99
Leasehold Improvements [Member]
Property, plant, and equipment, gross	$ 272	$ 272